Acquisitions - Summary of Brief Description of the Acquisition (Detail) - Pondera Solutions [Member]	6 Months Ended
Jun. 30, 2021
Description Of Acquisitions Completed [Line Items]
Date of acquisition	March 2020
Name of acquiree	Pondera Solutions
Description of the acquiring segment	Legal Professionals
Description of acquiree	A provider of technology and advanced analytics to combat fraud, waste and abuse in healthcare and large government programs.